Cash and Cash Equivalents	3 Months Ended
Mar. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
(7)	Cash and cash equivalents

The Group considers all money market funds and highly liquid financial instruments with original maturities of three months or less to be cash equivalents.

	March 31, 2025	December 31, 2024
Cash and cash equivalents	$1,595,697	$341,543